Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Translations rate	1.2719									1.2719
Maximum amount insured	$ 100,000				$ 100,000					$ 250,000
Federal deposit insurance corporation provides (in Dollars)						$ 250,000
Provision for credit losses of accounts receivable					$ 30,078		$ 30,916				$ 22,016
Provision for credit losses (in Dollars)	$ (132,194)	$ 103,935
Percentage of lease term	75.00%	75.00%			75.00%	75.00%
Percentage of economic life	25.00%	25.00%			25.00%	25.00%
Percentage of lease payments	90.00%	90.00%			90.00%	90.00%
Revenue (in Dollars)	$ 3,734,033	$ 2,935,791	$ 4,961,318		$ 8,811,646	$ 6,449,748	13,353,013		7,215,952
Grants received					$ 7,133	$ 5,221	4,296		$ 16,188
Amount recognized pecentage					50.00%	50.00%
Litigation amount	260,000				$ 275,000		385,000			204,419	201,288	$ 385,000
Dilutive shares (in Dollars)
Number of reportable segemnt					1	1
Deposit					$ 3,373,424		698,106				2,469,202
Insured each depositor (in Dollars)					100,000
Coverage deposits (in Dollars)											250,000
Allowance for credit losses of accounts receivable	112,532				60,994		$ 30,916			88,476	$ 47,955
Change of estimates reduced revenue	197,486
Grants received	$ 3,596	$ 2,827			7,133
Tax benefit percent	50%	50%
Segment profit or loss measure description	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker	chief operating decision maker
Deposits	$ 2,933,523				$ 3,373,424					2,306,410
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses of accounts receivable	$ 112,533
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	25.00%	25.00%	28.00%	28.00%	20.00%	20.00%	17.00%	17.00%	19.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	42.00%	42.00%			28.00%	28.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	22.00%	22.00%	24.00%	24.00%	19.00%	19.00%	17.00%	17.00%	19.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	21.00%	21.00%			32.00%	32.00%	23.00%	23.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	19.00%	19.00%	18.00%	18.00%	18.00%	18.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.00%	20.00%			40.00%	40.00%	65.00%	65.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.00%	12.00%	13.00%	13.00%			12.00%	12.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%	10.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%	11.00%
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)								$ 1,613,632
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss of loan receivable	$ 132,194									$ 103,935
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate					1						1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate					1.3662						1.3662